Submission	Feb. 23, 2026
Submission [Line Items]
Central Index Key	0001835615
Registrant Name	Meihua International Medical Technologies Co., Ltd
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A